Taxation - Schedule of Provisions for Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expenses	$ 1,421	$ 5,068
Deferred income tax benefit	(4,194)	(3,027)
Total	$ (2,773)	$ 2,041